Accrued and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued and Other Liabilities

7. Accrued and Other Liabilities

Accrued and other current liabilities consisted of the following (in $000s):

	March 31,	December 31,
	2025	2024
Accrued research and development	$—	$1,300
Accrued legal and professional fees	532	87
Other current liabilities	17	284
	$549	$1,671

9. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following at December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Accrued research and development	$1,299	$3,668
Accrued legal and professional fees	87	570
Other current liabilities	283	380
	$1,669	$4,618

As at December 31, 2024, the Company had accounts payables of $4.6 million, of which $4.1 million related to the UK subsidiary. As at December 31, 2023, the Company had accounts payables of $3.5 million, of which $3.1 million related to the UK subsidiary.